ACCRUALS AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2025
ACCRUALS AND OTHER CURRENT LIABILITIES
Schedule of Accrued expenses and other liabilities
	As of March 31,
	2025	2024
	US$’000	US$’000
Payroll payable	936	866
Payable to other services	764	934
Advance from customers	5,606	4,595
	7,306	6,395